Loans and Allowance for Credit Losses, Loans by Delinquency Status, Consumer (Details) - USD ($) $ in Millions	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2008
By delinquency status:
Loans	$ 953,110	[1]	$ 956,770	[1]	$ 967,604	$ 916,559	$ 862,551
Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	885		1,000
By delinquency status:
Loans	439,705		453,382		461,068	459,976	447,725
Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	$ 285,065		$ 284,054		275,579	273,869	265,386
Financing Receivables Equal To Or Greater Than 180 Days Past Due Percentage Of Portfolio	0.30%		0.40%
Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	$ 34,398		$ 39,713		46,237	53,004	59,717
Credit Card [Member]
By delinquency status:
Loans	39,025		37,976		36,700	34,039	31,119
Automobile [Member]
By delinquency status:
Loans	45,069		53,371		62,286	59,966	55,740
Other revolving credit and installment [Member]
By delinquency status:
Loans	36,148		38,268		$ 40,266	$ 39,098	$ 35,763
Loans Excluding Purchased Credit-Impaired Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	8,704		11,532
Loans Excluding Purchased Credit-Impaired Loans [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	7,725		10,475
Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	434,700		440,633
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	280,077		271,332
Financing Receivable, Recorded Investment, Equal to Greater Than 180 Days Past Due and Still Accruing	822		1,100
Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	34,381		39,686
Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	39,025		37,976
Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	45,069		53,371
Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	36,148		38,268
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	414,931		416,858
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	263,881		251,786
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	33,644		38,746
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	38,008		36,996
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	43,604		51,445
Financing Receivables, 1 to 29 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	35,794		37,885
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	3,130		4,056
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	1,411		1,893
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	247		336
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	292		287
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	1,040		1,385
Financing Receivables, 30 to 59 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	140		155
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	1,288		1,591
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	549		742
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	126		163
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	212		201
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	314		392
Financing Receivables, 60 to 89 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	87		93
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Consumer Real Estate Loans Government Guaranteed Or Insured [Member]
By delinquency status:
Loans	7,700		10,500
Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Total Consumer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing	2,400		3,000
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	712		890
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	257		369
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	74		103
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	192		192
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	109		146
90-119 Days Past Due [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	80		80
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	651		734
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	225		308
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	77		95
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	320		298
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	2		3
120-179 DPD member [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	27		30
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	1,056		1,361
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	822		1,091
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	213		243
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	1		2
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	0		0
180 plus DPD [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	20		25
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	12,688		14,767
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	12,688		14,767
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	0		0
Loans Insured or Guaranteed by US Government Authorities [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	0		0
Loans held at fair value [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Total Consumer [Member]
By delinquency status:
Loans	244		376
Loans held at fair value [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Loans	244		376
Loans held at fair value [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Loans	0		0
Loans held at fair value [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Credit Card [Member]
By delinquency status:
Loans	0		0
Loans held at fair value [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Automobile [Member]
By delinquency status:
Loans	0		0
Loans held at fair value [Member] | Loans Excluding Purchased Credit-Impaired Loans [Member] | Other revolving credit and installment [Member]
By delinquency status:
Loans	0		0
PCI Loans Carrying Value [Member]
By delinquency status:
Total PCI loans (carrying value)	5,009		12,835
PCI Loans Carrying Value [Member] | Total Consumer [Member]
By delinquency status:
Total PCI loans (carrying value)	5,005		12,749					$ 40,100
PCI Loans Carrying Value [Member] | Real estate 1-4 family first mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	4,988		12,722
PCI Loans Carrying Value [Member] | Real estate 1-4 family junior lien mortgage [Member]
By delinquency status:
Total PCI loans (carrying value)	17		27
PCI Loans Carrying Value [Member] | Credit Card [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Automobile [Member]
By delinquency status:
Total PCI loans (carrying value)	0		0
PCI Loans Carrying Value [Member] | Other revolving credit and installment [Member]
By delinquency status:
Total PCI loans (carrying value)	$ 0		$ 0

[1]	(3)Parenthetical amounts represent assets and liabilities that we are required to carry at fair value or have elected the fair value option.